Non-Controlling Interest in Subsidiaries	12 Months Ended
Dec. 31, 2020
29. Non-Controlling Interest in Subsidiaries
Non-Controlling Interest in Subsidiaries
29. NON-CONTROLLING INTEREST IN SUBSIDIARIES

As at	December 31	December 31
millions of Canadian dollars	2020	2019
Preferred shares of GBPC	$14	$14
Domlec	20	21
	$34	$35

Preferred shares of GBPC:

Authorized:
10,000 non-voting cumulative redeemable variable perpetual preferred shares.

	2020		2019
Issued and outstanding:	number of shares	millions of dollars	number of shares	millions of dollars
Outstanding as at December 31	10,000	$14	10,000	$14

GBPC Non–Voting Cumulative Variable Perpetual Preferred Stock:

The preferred shares are redeemable by GBPC after June 17, 2021, at $1,000 Bahamian per share plus accrued and unpaid dividends and are entitled to a 6.0 per cent per annum fixed cumulative preferential dividend to be paid semi-annually.

The Preferred Shares rank behind GBPC’s current and future secured and unsecured debt and ahead of all of GBPC’s current and future common stock.